Consolidated Statements of Shareholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	Preference stock:	Common stock:	Treasury stock:	Shares held in trust:	Capital surplus:	Retained earnings:	Accumulated other comprehensive loss:	Comprehensive income:
Balance at Dec. 31, 2008		$ 191	$ 16	$ (5,812)	$ (56)	$ 27,280	$ 13,098	$ (143)
Balance (in shares) at Dec. 31, 2008		4,000,000	1,603,000,000	(165,000,000)	(2,000,000)
Increase (Decrease) in Stockholders' Equity
Conversion to common stock		(191)
Conversion to common stock (in shares)		(4,000,000)
Stock options exercised and issuance of stock awards (in shares)			9,000,000
Purchase of treasury shares				(2,477)
Purchase of treasury shares (in shares)				(73,000,000)
Conversion of preference stock				583		(392)
Conversion of preference stock (in shares)				17,000,000
Employee stock purchase plan issuances				96
Employee stock purchase plan issuances (in shares)				2,000,000
Stock options activity and stock awards						291
Net income attributable to CVS Caremark	3,696						3,696
Tax benefit on stock options and stock awards						19
Common stock dividends							(439)
Net income	3,696								3,696
Net cash flow hedges, net of income tax								1	1
Pension liability adjustment, net of income tax								7	7
Comprehensive income									3,704
Comprehensive income attributable to CVS Caremark									3,704
Balance at Dec. 31, 2009	35,768		16	(7,610)	(56)	27,198	16,355	(135)
Balance (in shares) at Dec. 31, 2009			1,612,000,000	(219,000,000)	(2,000,000)
Increase (Decrease) in Stockholders' Equity
Stock options exercised and issuance of stock awards (in shares)			12,000,000
Purchase of treasury shares				(1,500)
Purchase of treasury shares (in shares)				(42,000,000)
Employee stock purchase plan issuances				80
Employee stock purchase plan issuances (in shares)				2,000,000
Stock options activity and stock awards						384
Net income attributable to CVS Caremark	3,427						3,427
Tax benefit on stock options and stock awards						28
Common stock dividends							(479)
Net income	3,424								3,424
Net cash flow hedges, net of income tax								(1)	(1)
Pension liability adjustment, net of income tax								(7)	(7)
Comprehensive income									3,416
Comprehensive loss attributable to noncontrolling interest									3
Comprehensive income attributable to CVS Caremark									3,419
Balance at Dec. 31, 2010	37,700		16	(9,030)	(56)	27,610	19,303	(143)
Balance (in shares) at Dec. 31, 2010			1,624,000,000	(259,000,000)	(2,000,000)
Increase (Decrease) in Stockholders' Equity
Stock options exercised and issuance of stock awards (in shares)			16,000,000
Purchase of treasury shares				(3,001)
Purchase of treasury shares (in shares)				(84,000,000)
Employee stock purchase plan issuances				78
Employee stock purchase plan issuances (in shares)				3,000,000
Stock options activity and stock awards						495
Net income attributable to CVS Caremark	3,461						3,461
Tax benefit on stock options and stock awards						21
Common stock dividends							(674)
Net income	3,457								3,457
Net cash flow hedges, net of income tax								(9)	(9)
Pension liability adjustment, net of income tax								(20)	(20)
Comprehensive income									3,428
Comprehensive loss attributable to noncontrolling interest									4
Comprehensive income attributable to CVS Caremark									3,432
Balance at Dec. 31, 2011	$ 38,051		$ 16	$ (11,953)	$ (56)	$ 28,126	$ 22,090	$ (172)
Balance (in shares) at Dec. 31, 2011			1,640,000,000	(340,000,000)	(2,000,000)